Share-based compensation (Details Narrative) - EUR (€)			1 Months Ended			12 Months Ended
	Jul. 30, 2022	Apr. 30, 2022	Jul. 31, 2022	May 31, 2021	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 21, 2022	Apr. 21, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price						€ 1.00
Stock Repurchased During Period, Value							€ 172
Shares Granted, Value, Share-Based Payment Arrangement, before Forfeiture					€ 169
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value					546
Stock Issued During Period, Value, Stock Options Exercised					715		715
Stock Issued During Period, Shares, Issued for Services				2,700,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum				10.00%
Number of shares						540,523
Exercise price per share		€ 6.38	€ 4.76
Number of shares available for grant						1,281,162
Unrecognized expense						€ 1,639,082	€ 0	€ 313,273
Outstanding stock options							0
Weighted average fair value of options granted							€ 1,088	€ 0
Fair value of options granted						€ 722,735	€ 497,104	€ 460,194
Weighted average shares						18,216,858	15,083,825
Common stock par value						€ 0	€ 0
Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares		147,783
Unrecognized expense										€ 240,043
Director And Officers And Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares	392,740
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award			The director NSOs vested monthly over a one-year period with a 10-year term. The officer and employee NSOs vested monthly over a four-year period with a 10-year term; however, the vesting of the officer NSOs were adjusted based on hire date per their employment contracts
Director And Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized expense									€ 482,692
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Repurchased During Period, Value					€ 172
Outstanding stock options						237,129
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period						1 year
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period						3 years